Stockholders' Deficit (Details) - Restricted Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares, Non-vested, Beginning Balance	352,500	1,007,500	0
Number of Shares, Issued	162,500	145,000	1,260,000
Number of Shares, Vested	(123,750)	(800,000)	(252,500)
Number of Shares, Forfeited	0	0	0
Number of Shares, Non-vested, Ending Balance	391,250	352,500	1,007,500
Weighted Average Grant Date Fair Value Per Share, Non-vested, Beginning Balance	$ 1.13	$ 1.14	$ 0
Weighted Average Grant Date Fair Value Per Share, Issued	0.88	1.00	1.14
Weighted Average Grant Date Fair Value Per Share, Vested	0.92	1.12	1.14
Weighted Average Grant Date Fair Value Per Share, Forfeited	0	0	0
Weighted Average Grant Date Fair Value Per Share, Non- vested, Ending Balance	$ 1.09	$ 1.13	$ 1.14